Reconciliation of Numerators and Denominators of Basic and Diluted Earnings Per Share Computations (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Earnings Per Share Disclosure [Line Items]
Net income attributable to shareholders of Kyocera Corporation	¥ 66,473	¥ 79,357	¥ 122,448
Basic earnings per share:
Net income attributable to shareholders of Kyocera Corporation	¥ 362.36	¥ 432.58	¥ 667.23
Diluted earnings per share:
Net income attributable to shareholders of Kyocera Corporation	¥ 362.36	¥ 432.58	¥ 667.23
Basic average number of shares outstanding	183,442	183,451	183,517
Diluted average number of shares outstanding	183,442	183,451	183,517